UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
RPGAX Global Allocation Fund –
.
PAFGX Global Allocation Fund–
.
Advisor  Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
HIGHLIGHTS
The Global Allocation Fund declined but outperformed the Morningstar Global
Allocation Index for the 12 months ended October 31, 2022.
Exposure to diversifying sectors and tactical allocation decisions contributed to relative performance. Security selection weighed on relative returns.
While we continue to be cautious on risk assets, we modestly trimmed our underweight to stocks toward the end of the period but remain underweight to stocks and bonds relative to cash. We remain constructive on below investment-grade bonds and believe higher yields offered in the sector help compensate for risks.
Given the range of potential paths for growth and inflation, our positioning remains cautious. We continue to assess when to add to equities and other risk assets as we evaluate long-term valuations and early indications of stabilization or improvement in macroeconomic conditions.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Allocation Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Global Allocation Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Allocation Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation and income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Allocation Fund returned -17.55% in the 12 months ended
October 31, 2022. The fund outperformed the Morningstar Global Allocation
Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund’s structure relative
to the Morningstar Global
Allocation Index was a
significant contributor
to relative performance.
Notably, the inclusion of
alternative investments,
which outperformed both
equities and fixed income
for the period, added value.
The fund’s diversifying allocation to these dynamic investments, which seek to mitigate downside risk through a return profile with lower correlation to major asset classes, proved advantageous. Additionally, our fixed income structure, relative to the fixed income composition of the index, lifted results as a lower allocation to international bonds was beneficial. Currency-hedged international equities had a positive impact amid U.S. dollar strength. High yield bonds declined but held up better than investment-grade issues, supported by their lower sensitivity to rising interest rates and strength in the energy sector—a considerable portion of the high yield universe. The inclusion of U.S. Treasury inflation protected securities also bolstered results. However, the inclusion of international small-cap equities and dollar-denominated emerging markets bonds held back relative returns.
Tactical decisions to overweight and underweight various asset classes lifted relative returns. An underweight allocation to equity and fixed income markets, which generated double-digit losses, coupled with an overweight to cash bolstered relative returns. An overweight allocation to select diversifying fixed income sectors also worked in our favor, as high yield bonds and
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Global Allocation Fund –
.
-7.23% -17.55%
Global Allocation Fund–
.
Advisor  Class -7.43 -17.85
Global Allocation Fund–
.
I  Class -7.20 -17.49
Morningstar Global
Allocation Index -9.45 -20.00

T. ROWE PRICE Global Allocation Fund

inflation-linked securities outperformed investment-grade issues. Our inclusion of real assets as a diversifying sector was a positive contributor to performance, although an underweight at the beginning of the period was a drag. We have since closed the underweight and are now neutral to real assets equities.
Security selection among the underlying strategies detracted from relative performance. Selection among the U.S. large-cap value equities weighed, driven by holdings in the energy and industrials and business services sectors. The
U.S. large-cap growth strategy also trailed its benchmark, held back by an overweight allocation and stock choices in the communication services sector.
From a regional perspective, in our international components, stock selection among emerging markets, European, and Japanese equities further hampered relative performance. However, U.S. multi-cap equities contributed due to an overweight allocation and stock selection in the health care sector. Selection among U.S. small- and mid-cap equities also added value, lifted by stronger relative performance in the last three months of the period. Security selection in the hedge fund of funds strategy and the fixed income absolute return-
oriented strategy was beneficial.
How is the fund positioned?
While we continue to be cautious on risk assets as valuations for stocks have become more reasonable, we modestly trimmed our underweight to stocks toward the end of the period but remain underweight to stocks and bonds relative to cash. However, stocks remain vulnerable amid tightening liquidity, a hawkish Fed, and earnings expectations, which are subject to revisions lower.
Stocks
Within equities, we are modestly overweight to international stocks, with a tilt to emerging markets, relative to U.S. stocks. We believe the global growth outlook may benefit from potential stabilization in China; however, multiple risks persist, including default risks in the property sector, social policy, and sanction-related impacts. The war in Ukraine will continue to weigh on global trade, energy access, and supply chain improvement, which contributes to a challenging backdrop for European equities. U.S. stocks generally have a growth orientation and are more susceptible to rising rates, but limited exposure to cyclical trends may prove beneficial should recession concerns worsen.
In the U.S., we trimmed our overweight and are close to neutral in value-
oriented stocks to moderate the cyclical exposure of our equity allocation.
While value stock valuations remain relatively attractive, earnings face pressure with rising cyclical risks. On the other hand, growth-oriented equity valuations could be pressured by higher rates. We introduced a tactical allocation to large-
cap core equities that generally have a higher-quality profile and are less cyclical

T. ROWE PRICE Global Allocation Fund

or have less interest rate sensitivity than value or growth styles, respectively. We are overweight to small- and mid-cap stocks, which we believe offer relatively more attractive valuations than their large‐cap counterparts and appear to more fully price in the probability of a recession.
Among international equities, we are close to neutral in value-oriented equities and are overweight to core equities, as we believe that a slowing growth backdrop is unfavorable for cyclicals and that growth stocks are under pressure from rising interest rates. We are neutral between international small-
cap stocks and international large-caps. International small-cap stocks offer idiosyncratic opportunities and attractive valuations, although a strong U.S.
dollar and potential flight to quality could favor large-cap stocks.
We are neutral to inflation-
sensitive real assets equities,
which we believe can provide
a hedge should inflationary
pressures persist longer, or
settle higher, than expected.
Although energy prices are
elevated, geopolitical risks
and supply shortages are
likely to endure over the
near to medium term. The
real estate sector remains
attractive in the context of
economic recovery, as the
sector offers income and an
ability to raise rents, but equity prices remain vulnerable to rising rates.
Bonds
We remain overweight to below investment-grade bonds, including high yield bonds and floating rate loans. High yield credit fundamentals are still strong, and the default outlook remains stable; however, these positive factors are balanced against a challenging macroeconomic environment and a less favorable technical backdrop. We are overweight to floating rate loans as the short duration profile of loans is attractive in a rising rate regime, but that benefit may be waning. In our view, the asset class is still supported by solid fundamentals, although liquidity and recession concerns remain risks.
We trimmed our overweight to inflation-linked securities and are now neutral.
We believe most of the upward move in inflation has been priced in, although the sector could offer a buffer if Fed tightening fails to bring inflation down.
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION

T. ROWE PRICE Global Allocation Fund

Within international fixed
income, we are underweight
to U.S. dollar-hedged
international bonds, as
prices could be pressured
by rising interest rates. We
are overweight to emerging
markets local currency
bonds, as yields are at
attractive levels amid central
bank tightening and risk-off
sentiment. Many emerging
markets are further along
in tightening monetary
policy, although the sector
remains vulnerable to Fed
policy changes. In addition,
recent market volatility
has resulted in attractively
valued currencies.
What is portfolio
management’s outlook?
Global equity and bond
markets were gripped with
volatility throughout the
reporting period, with most
major indexes trending lower.
Central banks continued to
raise policy rates, tightening
financial conditions in an
effort to combat stubbornly
high inflation. Despite
conflicting signals, markets
have begun to price in higher
recession probabilities, as
hopes for a soft landing
have diminished. It appears
more likely that inflation
will take longer to fade and
that it will probably settle at
uncomfortably high levels, likely above the Fed’s 2% long-term inflation target.
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated
(NR). T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 4/30/22 10/31/22
Weighted Average Effective
Duration (years) 6.3 5.9
Weighted Average Maturity
(years) 8.4 8.6
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.0%
U.S. Treasuries*** 26.9  25.0
AAA 5.1  6.4
AA 6.1  7.0
A 17.5  14.8
BBB 16.5  19.0
BB and Below 26.7  27.0
Not Rated 1.2  0.8
Total 100.0% 100.0%

T. ROWE PRICE Global Allocation Fund

Valuations have improved as risk assets have pulled back from recent highs, but uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates have not seen significant downward revision to reflect rising recession risks. Other key risks to global markets include central bank missteps, persistent inflation, the potential for a sharper slowdown in global growth, China’s balance between containing the coronavirus and growth, geopolitical tensions, and potential supply chain disruptions. Given the range of potential paths for growth and inflation, our positioning remains cautious. On one hand, we expect that a firm commitment from major central banks to bring down inflation will result in a low ceiling for stocks in the near term. On the other hand, the peaking of inflationary pressures in key markets along with a softening of hawkish central banks’ rhetoric and actions may contribute to a market rally. We continue to assess when to add to equities and other risk assets as we evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions. In our view, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds or cash in the near term, and we believe that a more modest allocation to equities may be prudent.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of forces driving global financial markets, we believe that the Global
Allocation Fund’s broad diversification, combined with our strength in fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Allocation Fund

RISKS OF STOCK INVESTING
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
RISKS OF INTERNATIONAL INVESTING
Non-U.S. securities generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.
RISKS OF INVESTING IN BONDS
Fixed income markets can be adversely affected by economic and other market developments. Fixed income securities are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-
maturity bonds typically decline more than shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

T. ROWE PRICE Global Allocation Fund

RISKS OF INVESTING IN ALTERNATIVES
The fund’s exposure to alternative investments may be more correlated to the broad markets than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds, and could underperform comparable hedge funds. Hedge funds often engage in leveraging, short selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors as those of traditional mutual funds, and the redemption rights of an investor, such as the fund, are typically limited. These factors make alternative investments more difficult to value and monitor when compared with more traditional investments and increase the fund’s overall liquidity risks.
BENCHMARK INFORMATION
Note: ©2022 Morningstar, Inc. All rights reserved. The information contained therein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

T. ROWE PRICE Global Allocation Fund

Microsoft
1.1%
Apple
1.1
Alphabet
1.0
Elevance Health
0.8
UnitedHealth Group
0.7
ExxonMobil
0.7
Chubb
0.7
Amazon.com
0.7
AstraZeneca
0.6
Becton, Dickinson &
Company
0.6
Total
8.0%
U.S. Treasuries
6.2%
T. Rowe Price Institutional
Emerging Markets Bond
Fund
3.7
T. Rowe Price International
Bond Fund – I Class
2.7
T. Rowe Price Emerging
Markets Local Currency
Bond Fund – I Class
2.4
T. Rowe Price Institutional
High Yield Fund
2.3
T. Rowe Price Dynamic
Global Bond Fund – I Class
2.2
T. Rowe Price Institutional
Floating Rate Fund
1.7
T. Rowe Price International
Bond Fund (USD Hedged)
– I Class
0.6
JPMorgan Chase
0.1
Morgan Stanley
0.1
Total
22.0%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
10/31/22
Bonds
Percent of
Net Assets
10/31/22
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Allocation Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL ALLOCATION FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Global Allocation Fund –
.
-17.55% 3.23% 5.04% 5/28/13
Global Allocation Fund–
.
Advisor  Class -17.85 2.91 4.81 5/28/13
Global Allocation Fund–
.
I  Class -17.49 3.33 5.84 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Allocation Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Allocation Fund 1.02%
Global Allocation Fund–Advisor Class 1.36
Global Allocation Fund–I Class 0.92
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Allocation Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL ALLOCATION FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $927.70 $3.50
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.58   3.67
Advisor Class
Actual   1,000.00   925.70   4.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.11   5.14
I Class
Actual   1,000.00   928.00   2.87
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   3.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.72%, the
2
Advisor
Class was 1.01%, and the
3
I Class was 0.59%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Allocation Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Global Allocation Fund –
.
-18.48% 2.79% 4.70% 5/28/13
Global Allocation Fund–
.
Advisor  Class -18.65  2.48  4.48  5/28/13
Global Allocation Fund–
.
I  Class -18.37  2.89  5.36  3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .75 $ 13 .80 $ 13 .22 $ 12 .18 $ 12 .68
Investment activities
Net investment income
(1)(2)
0 .20 0 .16 0 .15 0 .23 0 .20
Net realized and unrealized gain/
loss ( 2 .95 ) 2 .95 0 .72 1 .10 ( 0 .48 )
Total from investment activities ( 2 .75 ) 3 .11 0 .87 1 .33 ( 0 .28 )
Distributions
Net investment income ( 0 .15 ) ( 0 .14 ) ( 0 .18 ) ( 0 .23 ) ( 0 .12 )
Net realized gain ( 1 .02 ) ( 0 .02 ) ( 0 .11 ) ( 0 .06 ) ( 0 .10 )
Total distributions ( 1 .17 ) ( 0 .16 ) ( 0 .29 ) ( 0 .29 ) ( 0 .22 )
NET ASSET VALUE
End of period $ 12 .83 $ 16 .75 $ 13 .80 $ 13 .22 $ 12 .18
Ratios/Supplemental Data
Total return
(2)(3)
( 17 .55 ) % 22 .66% 6 .65% 11 .26% ( 2 .31 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .86% 0 .83% 0 .84% 0 .85% 0 .89%
Net expenses after waivers/
payments by Price Associates 0 .73% 0 .72% 0 .73% 0 .72% 0 .74%
Net investment income 1 .37% 1 .01% 1 .12% 1 .85% 1 .56%
Portfolio turnover rate 72 .1% 42 .2% 56 .8% 43 .1% 47 .8%
Net assets, end of period (in
thousands) $708,365 $1,037,535 $731,173 $664,057 $546,769
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .59 $ 13 .67 $ 13 .13 $ 12 .11 $ 12 .62
Investment activities
Net investment income
(1)(2)
0 .15 0 .11 0 .11 0 .19 0 .16
Net realized and unrealized gain/
loss ( 2 .93 ) 2 .93 0 .71 1 .09 ( 0 .47 )
Total from investment activities ( 2 .78 ) 3 .04 0 .82 1 .28 ( 0 .31 )
Distributions
Net investment income ( 0 .08 ) ( 0 .10 ) ( 0 .17 ) ( 0 .20 ) ( 0 .10 )
Net realized gain ( 1 .02 ) ( 0 .02 ) ( 0 .11 ) ( 0 .06 ) ( 0 .10 )
Total distributions ( 1 .10 ) ( 0 .12 ) ( 0 .28 ) ( 0 .26 ) ( 0 .20 )
NET ASSET VALUE
End of period $ 12 .71 $ 16 .59 $ 13 .67 $ 13 .13 $ 12 .11
Ratios/Supplemental Data
Total return
(2)(3)
( 17 .85 ) % 22 .33% 6 .31% 10 .87% ( 2 .56 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .18% 1 .17% 1 .17% 1 .19% 1 .22%
Net expenses after waivers/
payments by Price Associates 1 .02% 1 .04% 1 .05% 1 .04% 1 .05%
Net investment income 1 .08% 0 .70% 0 .81% 1 .53% 1 .29%
Portfolio turnover rate 72 .1% 42 .2% 56 .8% 43 .1% 47 .8%
Net assets, end of period (in
thousands) $4,457 $6,662 $10,435 $13,949 $12,406
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16 .82 $ 13 .84 $ 13 .25 $ 12 .21 $ 12 .72
Investment activities
Net investment income
(1)(2)
0 .22 0 .18 0 .16 0 .24 0 .22
Net realized and unrealized gain/
loss ( 2 .97 ) 2 .97 0 .72 1 .10 ( 0 .49 )
Total from investment activities ( 2 .75 ) 3 .15 0 .88 1 .34 ( 0 .27 )
Distributions
Net investment income ( 0 .17 ) ( 0 .15 ) ( 0 .18 ) ( 0 .24 ) ( 0 .14 )
Net realized gain ( 1 .02 ) ( 0 .02 ) ( 0 .11 ) ( 0 .06 ) ( 0 .10 )
Total distributions ( 1 .19 ) ( 0 .17 ) ( 0 .29 ) ( 0 .30 ) ( 0 .24 )
NET ASSET VALUE
End of period $ 12 .88 $ 16 .82 $ 13 .84 $ 13 .25 $ 12 .21
Ratios/Supplemental Data
Total return
(2)(3)
( 17 .49 ) % 22 .89% 6 .71% 11 .32% ( 2 .23 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .75% 0 .73% 0 .75% 0 .77% 0 .80%
Net expenses after waivers/
payments by Price Associates 0 .60% 0 .62% 0 .63% 0 .63% 0 .64%
Net investment income 1 .59% 1 .11% 1 .22% 1 .92% 1 .70%
Portfolio turnover rate 72 .1% 42 .2% 56 .8% 43 .1% 47 .8%
Net assets, end of period (in
thousands) $241,804 $191,932 $104,623 $68,428 $50,327
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
October 31, 2022
18
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Globant (USD)  (1) 56 10
MercadoLibre (USD)  (1) 563 508
Tenaris, ADR (USD)  1,916 60
Total Argentina (Cost
$140
)
578
AUSTRALIA 0.8%
Common Stocks 0.8%
ALS  31,124 228
Australia & New Zealand Banking Group  16,393 269
BHP Group  56,076 1,347
BHP Group (GBP)  (2) 22,124 528
BlueScope Steel  12,570 127
Challenger  28,054 126
Cochlear  1,365 174
Downer EDI  38,927 112
Frontier Digital Ventures  (1) 159,333 71
Goodman Group  9,027 98
IDP Education  7,418 140
IGO  96,660 945
Incitec Pivot  25,162 61
Macquarie Group  2,418 262
Northern Star Resources  46,339 259
oOh!media  83,378 67
OZ Minerals  17,312 268
Perseus Mining  172,571 201
Rio Tinto  4,610 262
Scentre Group  160,265 298
South32  195,973 450
Steadfast Group  68,738 223
Suncorp Group  14,688 107
Tietto Minerals  (1) 214,618 96
Woodside Energy Group (GBP)  2,412 56
Worley  52,251 477
Xero  (1) 2,020 100
7,352
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD)  (3) 105,000 104
Transurban Finance, 2.45%, 3/16/31 (USD)  (3) 140,000 106
Transurban Finance, 4.125%, 2/2/26 (USD)  (3) 15,000 14
Woodside Finance, 3.70%, 3/15/28 (USD)  (3) 67,000 59
T. ROWE PRICE Global Allocation Fund

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD)  (3) 105,000 94
377
Total Australia (Cost
$6,779
)
7,729
AUSTRIA 0.1%
Common Stocks 0.1%
BAWAG Group  21,684 1,047
Erste Group Bank  8,925 220
Total Austria (Cost
$1,075
)
1,267
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  32,882 88
Total Bahrain (Cost
$113
)
88
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  243,951 93
Square Pharmaceuticals  58,752 121
Total Bangladesh (Cost
$250
)
214
BELGIUM 0.1%
Common Stocks 0.1%
KBC Group  2,121 106
Shurgard Self Storage  1,169 51
Umicore  6,485 214
Warehouses De Pauw  2,316 59
430
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 78
78
Total Belgium (Cost
$534
)
508
BRAZIL 0.4%
Common Stocks 0.4%
Arco Platform, Class A (USD)  (1) 7,872 89
B3  309,600 899
CI&T, Class A (USD)  (1) 4,658 38
EDP - Energias Do Brasil  20,368 91

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grupo SBF  35,200 128
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,000 113
Localiza Rent a Car  (1) 141 2
Localiza Rent a Car  43,125 588
Raia Drogasil  148,579 762
Suzano  13,157 136
Vale  13,667 177
WEG  26,567 207
XP, Class A (USD)  (1) 26,784 491
3,721
Preferred Stocks 0.0%
Marcopolo  212,200 118
118
Total Brazil (Cost
$3,598
)
3,839
CANADA 1.4%
Common Stocks 1.2%
Altus Group  3,984 142
Aritzia  (1) 5,391 209
ATS Automation Tooling Systems  (1) 1,300 41
BRP  1,000 67
CAE  (1) 5,869 112
Canadian Apartment Properties REIT  (2) 1,265 39
Canadian Natural Resources  1,702 102
Canadian Pacific Railway (USD)  4,865 362
Constellation Software  134 194
Definity Financial  11,613 344
dentalcorp Holdings  (1)(2) 12,162 68
Descartes Systems Group  (1) 4,104 283
Descartes Systems Group (USD)  (1) 1,011 70
Element Fleet Management  34,758 463
ERO Copper  (1) 2,780 32
Filo Mining  (1) 750 9
Franco-Nevada  1,567 194
Ivanhoe Mines, Class A  (1) 2,100 15
K92 Mining  (1) 47,640 216
Karora Resources  (1) 38,709 81
Magna International (USD)  8,616 480
Manulife Financial  26,457 438
National Bank of Canada  11,721 798
Nutrien (USD)  33,302 2,814
Orla Mining  (1) 16,219 51
Osisko Mining  (1) 16,667 35
Rhyolite Resources  (1) 32,364 4

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Richelieu Hardware  (2) 2,800 75
Shopify, Class A  (1) 5,120 176
Shopify, Class A (USD)  (1) 9,413 322
Spin Master  7,495 232
Summit Industrial Income REIT  16,088 206
Sun Life Financial  15,324 651
TC Energy  2,840 125
TC Energy (USD)  23,298 1,023
TELUS International CDA  (1) 4,039 100
TMX Group  3,461 333
Toromont Industries  2,469 190
Victoria Gold  (1) 11,550 58
Wesdome Gold Mines  (1) 41,399 248
West Fraser Timber  375 28
Wheaton Precious Metals  2,049 67
11,497
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 1/15/23 (USD)  175,000 174
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 90
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 113
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  500,000 379
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 9
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 130
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 232
1,127
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 126
Province of Manitoba, 2.60%, 4/16/24 (USD)  270,000 262
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 238
Province of Quebec, 2.875%, 10/16/24 (USD)  50,000 48
674
Total Canada (Cost
$13,421
)
13,298
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD)  (1)(4)(5) 11,845 23
23

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96
(USD)  (1)(4)(5) 1,944 344
344
Total Cayman Islands (Cost
$141
)
367
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  18,393 248
248
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 191
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  (3) 220,000 184
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD)  (3) 200,000 167
542
Total Chile (Cost
$834
)
790
CHINA 2.1%
Common Stocks 1.4%
58.com (USD)  (1)(4) 5,864 —
Alibaba Group Holding (HKD)  (1) 54,520 424
Alibaba Group Holding, ADR (USD)  (1) 11,441 727
Baidu, ADR (USD)  (1) 1,384 106
Beijing Enterprises Holdings (HKD)  30,500 77
BOE Varitronix (HKD)  48,000 71
China Overseas Land & Investment (HKD)  314,500 601
China Resources Gas Group (HKD)  56,000 143
China Resources Mixc Lifestyle Services (HKD)  143,000 419
Country Garden Services Holdings (HKD)  67,000 59
ENN Energy Holdings (HKD)  24,800 247
Fosun International (HKD)  94,500 58
H World Group (HKD)  57,300 156
Haier Smart Home, Class H (HKD)  64,400 161
JD Health International (HKD)  (1) 15,950 87
JD.com, Class A (HKD)  17,776 324
JOYY, ADR (USD)  2,213 56
Kanzhun, ADR (USD)  (1) 25,551 279
KE Holdings, ADR (USD)  (1) 7,700 78
Kingdee International Software Group (HKD)  (1) 113,000 185
Li Auto, ADR (USD)  (1) 8,900 121
Li Auto, Class A (HKD)  (1) 1,900 13
Li Ning (HKD)  54,500 282

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Meituan, Class B (HKD)  (1) 49,700 796
Nongfu Spring, Class H (HKD)  19,400 97
PICC Property & Casualty, Class H (HKD)  266,000 245
Pinduoduo, ADR (USD)  (1) 4,900 269
Ping An Insurance Group, Class H (HKD)  88,000 352
Shandong Weigao Group Medical Polymer, Class H (HKD)  (2) 123,200 170
Silergy (TWD)  22,000 254
Sinopharm Group, Class H (HKD)  18,400 35
Sunny Optical Technology Group (HKD)  12,800 111
Tencent Holdings (HKD)  91,754 2,411
Tingyi Cayman Islands Holding (HKD)  108,000 169
Trip.com Group, ADR (USD)  (1) 7,800 177
Tsingtao Brewery, Class H (HKD)  24,000 168
Wuxi Biologics Cayman (HKD)  (1) 44,500 200
Yangzijiang Shipbuilding Holdings (SGD)  351,100 298
Yum China Holdings (HKD)  3,050 123
Yum China Holdings (USD)  36,700 1,518
Zhongsheng Group Holdings (HKD)  271,000 1,029
13,096
Common Stocks - China A Shares 0.6%
China Oilfield Services, A Shares (CNH)  53,000 122
Foshan Haitian Flavouring & Food, A Shares (CNH)  11,100 91
Fuyao Glass Industry Group, A Shares (CNH)  142,212 651
Glodon, A Shares (CNH)  33,900 230
GoodWe Technologies, A Shares (CNH)  2,652 122
Hongfa Technology, A Shares (CNH)  81,900 386
Huayu Automotive Systems, A Shares (CNH)  23,200 53
Hundsun Technologies, A Shares (CNH)  114,390 655
Inner Mongolia Yili Industrial Group, A Shares (CNH)  23,900 83
Jason Furniture Hangzhou, A Shares (CNH)  23,094 96
Kweichow Moutai, A Shares (CNH)  560 104
Midea Group, A Shares (CNH)  35,146 193
NARI Technology, A Shares (CNH)  35,568 119
Pony Testing International Group, A Shares (CNH)  32,040 156
Qingdao Haier Biomedical, A Shares (CNH)  20,075 212
Sangfor Technologies, A Shares (CNH)  6,800 117
Shandong Pharmaceutical Glass, A Shares (CNH)  42,400 160
Shenzhen Inovance Technology, A Shares (CNH)  56,548 518
Shenzhen Megmeet Electrical, A Shares (CNH)  45,000 156
Songcheng Performance Development, A Shares (CNH)  278,800 440
Yantai Jereh Oilfield Services Group, A Shares (CNH)  23,800 98
Yifeng Pharmacy Chain, A Shares (CNH)  62,634 482
YTO Express Group, A Shares (CNH)  30,600 79
Zhejiang HangKe Technology, A Shares (CNH)  7,465 51
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  97,200 283

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhejiang Shuanghuan Driveline, A Shares (CNH)  33,000 128
Zhongji Innolight, A Shares (CNH)  11,400 46
5,831
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 207
State Grid Overseas Investment, 3.75%, 5/2/23 (USD)  (3) 215,000 214
Tencent Holdings, 2.985%, 1/19/23 (USD)  (3) 200,000 199
Weibo, 3.50%, 7/5/24 (USD)  255,000 241
861
Total China (Cost
$27,261
)
19,788
DENMARK 0.1%
Common Stocks 0.1%
Carlsberg, Class B  1,124 133
Genmab  (1) 748 288
ROCKWOOL, Class B  1,841 367
Zealand Pharma  (1) 6,650 171
959
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD)  (3)(6) 335,000 308
308
Total Denmark (Cost
$1,476
)
1,267
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank Egypt, GDR (USD)  3,761 5
Edita Food Industries, GDR (USD)  7,020 15
Fawry for Banking & Payment Technology Services  (1) 14,773 2
Integrated Diagnostics Holdings (USD)  154,388 119
Total Egypt (Cost
$213
)
141
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  5,198 21
Total Estonia (Cost
$20
)
21
FINLAND 0.3%
Common Stocks 0.3%
Kojamo  (2) 28,263 368

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Metso Outotec  32,852 249
Sampo, Class A  30,004 1,372
Stora Enso, Class R  20,999 274
UPM-Kymmene  2,764 93
Valmet  17,519 398
2,754
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD)  (3) 205,000 200
200
Total Finland (Cost
$2,818
)
2,954
FRANCE 2.0%
Common Stocks 1.8%
Air Liquide  3,431 449
Airbus  15,387 1,665
Alstom  5,485 113
AXA  64,425 1,591
BioMerieux  686 61
BNP Paribas  11,451 537
Capgemini  933 153
Dassault Aviation  3,261 484
Edenred  3,065 157
Engie  59,902 778
Esker  639 84
EssilorLuxottica  7,386 1,168
Eurofins Scientific  4,585 293
Faurecia  (1)(2) 4,339 65
Gecina  280 25
Ipsen  1,143 117
Kering  1,045 479
L'Oreal  1,378 433
Legrand  5,547 423
LVMH Moet Hennessy Louis Vuitton  1,719 1,085
Nexity  4,970 99
Safran  3,878 432
Sanofi  20,417 1,757
Sanofi, ADR (USD)  16,427 710
Schneider Electric  553 70
SPIE  11,505 269
Teleperformance  3,062 820
Thales  2,656 338
Tikehau Capital  5,484 133
TotalEnergies  44,781 2,443

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Verallia  10,163 288
17,519
Corporate Bonds 0.2%
BNP Paribas, VR, 2.871%, 4/19/32 (USD)  (3)(6) 350,000 259
BPCE, 4.00%, 9/12/23 (USD)  (3) 265,000 259
BPCE, 4.50%, 3/15/25 (USD)  (3) 400,000 375
Credit Agricole, 3.75%, 4/24/23 (USD)  (3) 250,000 248
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 260
1,401
Total France (Cost
$17,340
)
18,920
GERMANY 1.3%
Common Stocks 1.2%
Adesso  305 30
AIXTRON  4,529 111
Auto1 Group  (1) 3,489 23
BASF  5,522 248
Bayer  16,458 865
Beiersdorf  601 58
Brenntag  858 52
CANCOM  2,748 68
Covestro  10,058 341
Daimler Truck Holding  (1) 19,104 510
Deutsche Boerse  675 110
Deutsche Post  4,174 148
Deutsche Telekom  69,320 1,308
Evotec  (1) 22,025 420
flatexDEGIRO  (1) 17,257 151
Fresenius  13,678 315
GEA Group  2,876 100
HeidelbergCement  1,617 74
Hypoport  (1) 313 31
Infineon Technologies  17,624 428
KION Group  5,448 121
Knaus Tabbert  1,794 49
Mercedes-Benz Group  2,607 151
Munich Re  2,467 651
MYT Netherlands Parent, ADR (USD)  (1) 4,618 53
Nagarro  (1) 851 85
SAP  5,023 483
Scout24  6,314 324
Shop Apotheke Europe  (1) 3,322 138
Siemens  24,450 2,670
Siemens Healthineers  8,883 407

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stroeer  2,360 96
Symrise  4,103 419
Vonovia  1,909 42
Zalando  (1) 14,339 330
11,410
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD)  (3) 155,000 139
139
Preferred Stocks 0.1%
Dr Ing hc F Porsche  (1) 7,907 809
Sartorius  285 101
Volkswagen  1,018 130
1,040
Total Germany (Cost
$14,171
)
12,589
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  136,800 1,036
Budweiser Brewing APAC  346,700 730
CK Hutchison Holdings  18,000 89
Galaxy Entertainment Group  24,000 110
Hong Kong Exchanges & Clearing  1,400 37
Hongkong Land Holdings (USD)  41,600 160
Impro Precision Industries  238,000 62
Samsonite International  (1) 61,200 131
Sun Hung Kai Properties  6,583 71
Wharf Real Estate Investment  18,000 71
Total Hong Kong (Cost
$2,611
)
2,497
HUNGARY 0.0%
Common Stocks 0.0%
OTP Bank  20,639 450
Total Hungary (Cost
$755
)
450
ICELAND 0.0%
Common Stocks 0.0%
Marel  48,011 168
Total Iceland (Cost
$315
)
168

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INDIA 1.2%
Common Stocks 1.2%
Asian Paints  6,868 259
Astral  7,114 175
Axis Bank  53,600 588
Blue Star  9,669 144
CreditAccess Grameen  (1) 8,376 99
Dr Lal PathLabs  1,718 53
Fine Organic Industries  856 59
FSN E-Commerce Ventures  (1) 3,912 56
HDFC Asset Management  9,752 245
HDFC Bank  45,914 833
HDFC Life Insurance  88,566 579
Hindustan Unilever  10,303 319
Housing Development Finance  53,808 1,609
ICICI Bank, ADR (USD)  7,854 173
Indus Towers  34,553 78
Info Edge India  1,315 62
Infosys  44,627 833
Kotak Mahindra Bank  60,858 1,401
Maruti Suzuki India  4,515 521
NTPC  162,271 340
Petronet LNG  18,451 46
Polycab India  5,078 170
Reliance Industries  27,589 850
Shriram Transport Finance  8,442 125
Tata Consultancy Services  4,068 156
TeamLease Services  (1) 2,493 88
Torrent Pharmaceuticals  11,168 222
V-Mart Retail  1,908 69
Voltas  74,181 787
Zomato  (1) 138,745 106
Total India (Cost
$9,970
)
11,045
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,253,800 709
Sarana Menara Nusantara  1,539,700 114
Sumber Alfaria Trijaya  293,700 53
Total Indonesia (Cost
$411
)
876

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
IRELAND 0.2%
Common Stocks 0.0%
Cairn Homes (GBP)  140,816 136
DCC (GBP)  4,071 226
Kenmare Resources (GBP)  844 4
366
Corporate Bonds 0.2%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 127
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)  150,000 149
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)  150,000 148
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (3) 70,000 66
Avolon Holdings Funding, 5.25%, 5/15/24 (USD)  (3) 215,000 208
CRH America Finance, 3.95%, 4/4/28 (USD)  (3) 400,000 366
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)  119,000 117
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD)  (3) 315,000 310
1,491
Total Ireland (Cost
$2,009
)
1,857
ITALY 0.7%
Common Stocks 0.6%
Amplifon  19,214 477
Ariston Holding  9,416 80
Banca Mediolanum  60,401 452
Carel Industries  14,336 312
Davide Campari-Milano  33,788 303
De' Longhi  10,574 182
DiaSorin  910 119
Enel  137,248 613
Ermenegildo Zegna (USD)  21,154 232
Ferrari  2,265 447
FinecoBank Banca Fineco  50,575 682
GVS  (1)(2) 12,255 63
Intesa Sanpaolo  80,029 153
Leonardo  13,550 109
Moncler  6,145 265
PRADA (HKD)  44,000 200
Prysmian  24,539 799
Stellantis  10,132 137
UniCredit  12,289 152
5,777

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Enel Finance International, 1.875%, 7/12/28 (USD)  (3) 200,000 151
Eni, Series X-R, 4.00%, 9/12/23 (USD)  (3) 295,000 289
440
Total Italy (Cost
$5,956
)
6,217
JAPAN 4.0%
Common Stocks 3.9%
Aida Engineering  10,300 60
Aiful  (2) 84,500 230
Aruhi  (2) 3,000 28
Asahi Group Holdings  5,600 157
Asahi Kasei  31,800 204
Asics  4,800 74
Astellas Pharma  70,300 970
Benefit One  2,700 37
Central Japan Railway  1,800 208
Chugai Pharmaceutical  14,800 343
CyberAgent  34,200 281
Dai-ichi Life Holdings  7,700 122
Daiichi Sankyo  16,900 541
Daikin Industries  700 105
Daio Paper  40,000 295
Daiwa Office Investment  12 57
Daiwabo Holdings  16,900 218
Demae-Can  (1)(2) 8,000 26
Denso  3,900 194
DIC  11,300 190
Disco  1,300 311
East Japan Railway  3,600 192
eGuarantee  3,300 53
Eiken Chemical  9,500 117
Eisai  3,700 223
Electric Power Development  24,300 338
Fancl  10,100 191
FANUC  1,500 196
Fast Retailing  400 223
Freee  (1)(2) 4,200 82
Fujitec  (2) 8,200 163
Fujitsu  2,000 230
Fujitsu General  9,300 212
Fukui Computer Holdings  3,400 79
GMO Financial Gate  500 47
GMO Payment Gateway  1,800 129

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hamamatsu Photonics  10,800 489
Hanwa  8,700 210
Hikari Tsushin  5,100 616
Hino Motors  (1) 44,700 186
Hitachi  7,200 327
Honda Motor  5,100 116
Horiba  2,300 94
Hoshino Resorts REIT  (2) 60 285
Hoshizaki  23,800 682
Idec  6,300 135
Industrial & Infrastructure Fund Investment  99 105
Isuzu Motors  16,700 196
ITOCHU  5,000 129
JINS Holdings  2,100 63
JMDC  2,500 89
Kansai Paint  18,000 235
Katitas  2,400 54
Keyence  1,900 716
Kirin Holdings  (2) 11,900 175
Kubota  7,000 98
Kyoritsu Maintenance  1,500 62
Kyowa Kirin  10,400 245
LITALICO  1,200 25
M3  1,900 57
MatsukiyoCocokara  4,000 146
Media Do  3,400 48
Medley  (1)(2) 2,200 53
Mercari  (1) 2,000 33
METAWATER  6,800 87
Mitsubishi  9,000 244
Mitsubishi Electric  95,000 836
Mitsubishi Estate  8,700 109
Mitsubishi HC Capital  30,300 130
Mitsubishi UFJ Financial Group  171,900 812
Mitsui Fudosan  43,300 829
Mitsui Fudosan Logistics Park  14 46
Mitsui Mining & Smelting  6,500 131
Miura  12,400 253
Modec  (1) 9,000 98
Money Forward  (1) 2,700 76
Murata Manufacturing  13,700 649
Musashi Seimitsu Industry  (2) 11,900 137
Nakanishi  7,600 139
NET One Systems  6,200 127
Nextage  12,800 247
NGK Spark Plug  9,300 170

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nifco  4,400 102
Nihon M&A Center Holdings  2,900 33
Nintendo  11,000 447
Nippon Ceramic  6,900 120
Nippon Paint Holdings  26,600 170
Nippon Sanso Holdings  7,800 124
Nippon Seiki  27,500 140
Nippon Shokubai  1,600 57
Nippon Soda  7,200 215
Nippon Steel  22,800 313
Nippon Telegraph & Telephone  84,600 2,333
Nipro  23,900 180
Nitto Boseki  2,400 36
Nomura Research Institute  1,800 40
NSK  35,700 189
NTT Data  45,100 653
Obara Group  6,000 139
Olympus  10,000 211
Omron  2,600 121
Oriental Land  1,700 228
ORIX  23,900 351
Otsuka Holdings  19,500 625
Outsourcing  9,800 76
Pan Pacific International Holdings  12,200 200
Panasonic Holdings  32,800 234
Persol Holdings  15,200 304
Pigeon  8,300 109
Plaid  (1)(2) 1,800 8
Pola Orbis Holdings  2,600 29
Recruit Holdings  10,300 317
Renesas Electronics  (1) 15,700 131
Resona Holdings  98,600 372
Rinnai  700 48
Ryohin Keikaku  7,600 72
Sakata INX  19,300 138
Sankyu  2,100 63
Sansan  (1) 5,900 59
Sanwa Holdings  9,700 84
Seven & i Holdings  (2) 25,300 944
SHIFT  (1) 200 31
Shimadzu  7,800 205
Shin-Etsu Chemical  300 31
SMC  300 120
SMS  2,100 48
Socionext  (1) 3,800 135
SoftBank  34,700 342

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SoftBank Group  3,800 163
Solasto  38,800 234
Sompo Holdings  11,000 459
Sony Group  13,000 877
Stanley Electric  21,700 369
Sumitomo  29,400 374
Sumitomo Densetsu  12,800 225
Sumitomo Electric Industries  27,600 288
Sumitomo Mitsui Trust Holdings  5,800 167
Sumitomo Rubber Industries  8,200 70
Sumitomo Seika Chemicals  6,500 130
Suzuki Motor  22,100 747
Taiheiyo Cement  17,200 234
Taiyo Yuden  2,500 68
Takeda Pharmaceutical  4,600 122
Takeuchi Manufacturing  5,200 105
Takuma  7,000 58
TechnoPro Holdings  (2) 12,000 288
THK  6,600 115
Tokio Marine Holdings  26,700 483
Tokyo Century  3,700 126
Tokyo Electron  1,600 421
Tokyo Tatemono  18,400 253
Tosoh  2,800 30
Toyo Tire  13,200 155
Toyota Motor  72,500 1,006
UT Group  5,100 83
Visional  (1) 2,500 170
Welcia Holdings  8,200 171
Yellow Hat  11,600 139
Z Holdings  106,600 275
37,247
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD)  (6) 300,000 253
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 336
589
Total Japan (Cost
$39,187
)
37,836
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  16,849 170
Kaspi.KZ, GDR (USD)  5,059 331

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NAC Kazatomprom, GDR (USD)  6,845 181
Total Kazakhstan (Cost
$761
)
682
KENYA 0.0%
Common Stocks 0.0%
Safaricom  116,500 24
Total Kenya (Cost
$40
)
24
LUXEMBOURG 0.0%
Common Stocks 0.0%
Ardagh Metal Packaging (USD)  6,116 27
Majorel Group Luxembourg  7,618 156
Total Luxembourg (Cost
$299
)
183
MEXICO 0.3%
Common Stocks 0.2%
Corp Inmobiliaria Vesta  (2) 38,700 84
Grupo Aeroportuario del Sureste, ADR (USD)  1,523 355
Grupo Financiero Banorte, Class O  73,100 595
Grupo Mexico, Series B  101,880 367
Wal-Mart de Mexico  178,493 690
2,091
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD)  (3) 150,000 147
147
Government Bonds 0.1%
Mexico Government International Bond, 3.50%, 2/12/34 (USD)  505,000 387
387
Total Mexico (Cost
$2,327
)
2,625
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,792 98
Hightech Payment Systems  251 147
Label Vie  125 51
Total Morocco (Cost
$344
)
296

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NETHERLANDS 1.2%
Common Stocks 1.1%
Aalberts  2,879 100
Adyen  (1) 476 679
AerCap Holdings (USD)  (1) 3,402 182
Akzo Nobel  20,561 1,269
Argenx, ADR (USD)  (1) 1,730 671
ASML Holding  6,062 2,844
ASML Holding (USD)  2,696 1,274
IMCD  1,714 222
ING Groep  155,244 1,528
Kendrion  2,120 31
Koninklijke DSM  3,614 425
Koninklijke Philips  35,121 445
Prosus  14,103 610
Signify  3,756 104
Van Lanschot Kempen, CVA  4,457 96
10,480
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 248
JDE Peet's, 1.375%, 1/15/27 (USD)  (3) 290,000 240
NXP, 2.65%, 2/15/32 (USD)  375,000 279
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 72
839
Total Netherlands (Cost
$11,029
)
11,319
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  19,459 221
Total New Zealand (Cost
$135
)
221
NORWAY 0.3%
Common Stocks 0.3%
Aker BP  2,464 78
Bakkafrost  1,508 75
DNB Bank  31,595 559
Equinor  38,814 1,414
Norsk Hydro  28,589 181
Storebrand  72,441 564

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TGS  16,295 222
Total Norway (Cost
$2,278
)
3,093
PAKISTAN 0.0%
Common Stocks 0.0%
Indus Motor  520 2
Systems  48,572 98
Total Pakistan (Cost
$78
)
100
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
Total Panama (Cost
$27
)
24
PERU 0.1%
Common Stocks 0.1%
Alicorp  13,294 21
Credicorp (USD)  1,347 197
InRetail Peru (USD)  638 22
Southern Copper (USD)  10,661 501
Total Peru (Cost
$723
)
741
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  26,960 60
Converge Information and Communications Technology
Solutions  (1) 143,500 31
Nickel Asia  45,200 4
Philippine Seven  (1) 20,240 23
SM Investments  34,736 495
Universal Robina  120,330 254
Total Philippines (Cost
$1,018
)
867
POLAND 0.0%
Common Stocks 0.0%
Powszechna Kasa Oszczednosci Bank Polski  40,917 223
223

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 52
52
Total Poland (Cost
$410
)
275
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R  295,946 42
Galp Energia  45,737 465
Jeronimo Martins  30,057 622
Total Portugal (Cost
$1,057
)
1,129
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  114,173 625
Total Qatar (Cost
$623
)
625
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  49,003 168
Fondul Proprietatea  38,062 13
Total Romania (Cost
$246
)
181
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa  (4) 80,680 —
Gazprom  (4) 31,212 —
HeadHunter Group, ADR (USD)  (4) 4,246 —
MMC Norilsk Nickel  (4) 311 —
Moscow Exchange  (1)(4) 51,640 —
Ozon Holdings, ADR (USD)  (1)(4) 7,944 —
Polyus  (1)(4) 294 —
TCS Group Holding, GDR (USD)  (1)(4) 584 —
X5 Retail Group, GDR (USD)  (4) 16,337 —
Yandex, Class A (USD)  (1)(4) 7,997 —
Total Russia (Cost
$1,728
)
—

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  (1) 4,375 99
Nahdi Medical  10,946 577
Saudi British Bank  2,726 32
Saudi National Bank  34,436 544
Saudi Tadawul Group Holding  1,981 114
1,366
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD)  (3) 245,000 236
236
Total Saudi Arabia (Cost
$1,321
)
1,602
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  62,800 83
DBS Group Holdings  10,200 246
Digital Core REIT Management (USD)  81,400 41
Lendlease Global Commercial REIT  90,600 45
Sea, ADR (USD)  (1) 13,681 680
United Overseas Bank  32,800 643
Wilmar International  141,500 388
Total Singapore (Cost
$2,480
)
2,126
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  10,601 108
Total Slovenia (Cost
$133
)
108
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Capitec Bank Holdings  4,051 419
Clicks Group  32,142 544
FirstRand  92,584 324
Impala Platinum Holdings  1,640 17
Sibanye Stillwater  6,363 15
1,319

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD)  (3) 200,000 154
154
Total South Africa (Cost
$1,338
)
1,473
SOUTH KOREA 0.6%
Common Stocks 0.6%
KT  8,523 219
KT, ADR (USD)  8,968 114
LG Chem  1,696 744
LG H&H  150 54
NAVER  4,907 582
POSCO Holdings  1,887 329
Samsung Electronics  77,631 3,231
Total South Korea (Cost
$4,630
)
5,273
SPAIN 0.4%
Common Stocks 0.4%
Aedas Homes  15,956 207
Amadeus IT Group  (1) 22,291 1,163
Cellnex Telecom  12,910 423
CIE Automotive  4,102 105
Fluidra  (2) 30,734 417
Iberdrola  78,785 801
Indra Sistemas  6,612 59
Laboratorios Farmaceuticos Rovi  5,251 239
Linea Directa Aseguradora Cia de Seguros y Reaseguros  47,264 44
3,458
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 158
Banco Santander, 3.848%, 4/12/23 (USD)  200,000 198
356
Total Spain (Cost
$4,303
)
3,814
SWEDEN 0.6%
Common Stocks 0.6%
Alfa Laval  1,918 47
Assa Abloy, Class B  27,296 551
Autoliv, SDR  3,006 242
Avanza Bank Holding  (2) 8,572 171
Beijer Ref  5,649 88

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Boliden  13,302 387
Elekta, Class B  29,662 151
Epiroc, Class A  38,522 590
Epiroc, Class B  4,610 62
Essity, Class B  29,540 624
LM Ericsson, Class B  102,248 568
Millicom International Cellular, SDR  (1) 6,419 70
MIPS  1,789 58
Olink Holding, ADR (USD)  (1) 6,585 121
Sandvik  13,972 218
Svenska Cellulosa, Class B  29,017 342
Svenska Handelsbanken, Class A  40,011 372
Swedbank, Class A  49,262 734
Thule Group  (2) 9,902 195
Trelleborg, Class B  5,243 115
Total Sweden (Cost
$6,288
)
5,706
SWITZERLAND 1.5%
Common Stocks 1.4%
ABB  16,981 472
Alcon  13,804 840
ams  (1) 11,787 67
Barry Callebaut  366 692
Bossard Holding  255 51
DKSH Holding  2,791 201
Julius Baer Group  22,471 1,078
Lonza Group  1,385 713
Montana Aerospace  (1) 8,691 100
Nestle  18,907 2,058
Novartis  13,689 1,107
Partners Group Holding  644 578
PolyPeptide Group  2,875 84
Roche Holding  9,022 2,994
Sensirion Holding  (1) 772 70
Sika  2,222 501
SKAN Group  325 20
TE Connectivity (USD)  1,678 205
Tecan Group  166 61
UBS Group  12,038 191
Zurich Insurance Group  2,929 1,248
13,331
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD)  (3) 235,000 189
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD)  (3)(6) 250,000 243

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UBS Group, VR, 1.364%, 1/30/27 (USD)  (3)(6) 300,000 251
UBS Group, VR, 3.179%, 2/11/43 (USD)  (3)(6) 200,000 122
805
Total Switzerland (Cost
$12,496
)
14,136
TAIWAN 0.6%
Common Stocks 0.6%
Chailease Holding  52,000 240
Chroma ATE  18,000 98
Largan Precision  2,000 114
MediaTek  16,000 292
Taiwan Semiconductor Manufacturing  393,000 4,725
Taiwan Semiconductor Manufacturing, ADR (USD)  2,493 153
Vanguard International Semiconductor  91,000 187
Total Taiwan (Cost
$4,180
)
5,809
THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand  (1) 53,500 104
Bumrungrad Hospital  5,400 32
CP ALL  486,500 789
Siam Cement  12,000 102
Total Thailand (Cost
$1,122
)
1,027
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Air Arabia  268,315 149
First Abu Dhabi Bank  115,998 566
Network International Holdings (GBP)  (1) 30,307 113
Total United Arab Emirates (Cost
$573
)
828
UNITED KINGDOM 3.1%
Common Stocks 2.9%
Abcam  (1) 20,383 315
Adriatic Metals, CDI (AUD)  (1) 39,795 62
AJ Bell  22,197 83
Amcor, CDI (AUD)  26,320 306
Ascential  (1) 213,760 471
Ashtead Group  22,364 1,165
ASOS  (1)(2) 12,466 80
AstraZeneca  9,147 1,073

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AstraZeneca, ADR (USD)  81,565 4,797
Auction Technology Group  (1) 10,390 89
Baltic Classifieds Group  78,943 126
Big Yellow Group  9,435 121
boohoo Group  (1)(2) 42,013 20
Bridgepoint Group  137,495 314
British American Tobacco  3,990 158
Bunzl  6,367 207
Burberry Group  10,881 227
Bytes Technology Group  22,740 94
Central Asia Metals  63,495 156
Close Brothers Group  5,596 63
Compass Group  21,937 462
Croda International  3,061 237
Dechra Pharmaceuticals  11,504 346
Derwent London  6,792 168
Diageo  11,871 488
Diploma  1,646 47
Direct Line Insurance Group  92,989 215
Dr. Martens  75,418 214
Endava, ADR (USD)  (1) 867 66
Experian  13,668 436
FD Technologies  (1) 6,290 97
Frontier Developments  (1)(2) 5,962 91
Funding Circle Holdings  (1) 79,326 44
Genuit Group  22,778 67
Genus  4,944 144
Georgia Capital  (1) 5,096 36
Glencore  18,556 106
Great Portland Estates  48,579 286
Greggs  13,235 307
GSK, ADR (USD)  15,182 504
Haleon, ADR (USD)  (1) 18,261 112
Helios Towers  (1) 117,466 169
HSBC Holdings  38,730 199
Imperial Brands  9,958 243
Informa  16,381 104
InterContinental Hotels Group  3,483 187
Intermediate Capital Group  17,189 209
Investec  13,610 68
IQE  (1)(2) 292,782 141
Johnson Matthey  10,386 231
Keywords Studios  11,295 312
Kingfisher  120,191 302
Lloyds Banking Group  821,085 394
London Stock Exchange Group  8,467 734

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Melrose Industries  189,306 254
Molten Ventures  (1) 37,943 139
Mondi  26,085 438
National Express Group  (1) 53,663 104
National Grid  30,442 332
Next  5,639 318
Ninety One  12,403 29
Ocado Group  (1)(2) 23,171 126
Oxford Nanopore Technologies  (1) 20,229 61
Persimmon  14,255 213
Prudential  14,011 130
Renishaw  2,259 91
Rightmove  26,317 148
Rio Tinto  8,261 432
Rolls-Royce Holdings  (1) 151,139 136
Rotork  52,329 153
Shell  45,880 1,271
Shell, ADR (USD)  6,562 365
Smith & Nephew  45,625 539
Smiths Group  7,687 138
Spirax-Sarco Engineering  1,370 169
Standard Chartered  32,194 192
Syncona  (1) 44,594 89
Taylor Wimpey  76,563 82
Trainline  (1) 98,595 375
Unilever (EUR)  6,807 311
Unilever  25,584 1,163
UNITE Group  6,179 63
Victorian Plumbing Group  (1) 30,590 20
Victrex  7,250 138
Vodafone Group  119,946 140
Vodafone Group, ADR (USD)  29,249 345
Watches of Switzerland Group  (1) 20,199 180
Weir Group  23,223 405
WPP  61,376 540
YouGov  23,872 244
Yulife Holdings, Acquisition Date: 10/11/22, Cost $2  (1)(4)(5) 81 2
27,568
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $8  (1)(4)(5) 394 8
8
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD)  (6) 335,000 277
BAT Capital, 4.39%, 8/15/37 (USD)  275,000 199

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD)  (3) 210,000 179
Experian Finance, 2.75%, 3/8/30 (USD)  (3) 200,000 160
HSBC Holdings, VR, 2.206%, 8/17/29 (USD)  (6) 200,000 151
Nationwide Building Society, 1.50%, 10/13/26 (USD)  (3) 405,000 338
NatWest Group, VR, 4.519%, 6/25/24 (USD)  (6) 300,000 295
NatWest Markets, 2.375%, 5/21/23 (USD)  (3) 240,000 235
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 84
RELX Capital, 3.50%, 3/16/23 (USD)  45,000 45
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD)  (6) 200,000 164
Standard Chartered, VR, 1.822%, 11/23/25 (USD)  (3)(6) 320,000 286
2,413
Total United Kingdom (Cost
$32,914
)
29,989
UNITED STATES 71.9%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  105,000 100
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 133
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25  (3) 105,000 99
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27  (3) 100,000 88
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 5.184%, 4/15/35  (3) 250,000 239
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 79
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 130
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD
LIBOR + 1.14%, 5.219%, 7/15/36  (3) 250,000 240
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 286
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51  (3) 127,725 103
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51  (3) 128,700 100
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 4.104%, 5/20/34  (3) 250,000 239
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  210,574 206
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  75,000 71
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 200

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30  (3) 205,000 200
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33  (3) 115,000 101
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 178
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 85
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (3) 105,600 98
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28  (3) 133,521 128
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38  (3) 107,494 101
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41  (3) 61,142 55
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68  (3) 190,086 181
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68  (3) 54,457 50
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68  (3) 60,957 56
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69  (3) 33,928 30
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69  (3) 40,198 36
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69  (3) 47,733 40
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62  (3) 202,871 177
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51  (3) 128,375 98
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35  (3) 24,485 24
SMB Private Education Loan Trust, Series 2015-B, Class A3,
FRN, 1M USD LIBOR + 1.75%, 5.162%, 5/17/32  (3) 68,587 69
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31  (3) 56,562 54
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M USD LIBOR + 1.45%, 4.862%, 2/17/32  (3) 72,759 72
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34  (3) 116,520 112
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37  (3) 48,938 47
SMB Private Education Loan Trust, Series 2019-A, Class A2B,
FRN, 1M USD LIBOR + 0.87%, 4.282%, 7/15/36  (3) 56,659 56
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53  (3) 71,304 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53  (3) 161,415 134
4,558
Bond Mutual Funds 15.6%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.79%  (7)(8) 2,155,995 20,913
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 7.97%  (7)(8) 5,227,011 22,528
T. Rowe Price Institutional Emerging Markets Bond Fund,
7.62%  (7)(8) 6,198,226 35,764
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.05%  (7)(8) 1,771,699 16,193
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.54%  (7)(8) 2,975,014 21,807
T. Rowe Price International Bond Fund - I Class, 2.97%  (7)(8) 3,962,741 26,115
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.79%  (7)(8) 692,743 5,944
149,264
Common Stocks 27.9%
Abbott Laboratories  7,027 695
AbbVie  23,207 3,397
Acadia Realty Trust, REIT  9,495 133
Advanced Micro Devices  (1) 8,005 481
Affirm Holdings  (1) 2,685 54
AGCO  362 45
Air Products & Chemicals  490 123
Albemarle  186 52
Alexandria Real Estate Equities, REIT  2,126 309
Align Technology  (1) 362 70
Allstate  8,140 1,028
Alphabet, Class A  (1) 6,267 592
Alphabet, Class C  (1) 98,288 9,304
Amazon.com  (1) 62,392 6,391
Ameren  7,147 583
American Electric Power  15,156 1,333
American Homes 4 Rent, Class A, REIT  8,183 261
American International Group  15,411 878
American Tower, REIT  1,861 386
AMETEK  1,199 155
Apartment Income REIT, REIT  1,602 62
Apple  69,471 10,653
Apple Hospitality REIT, REIT  12,014 206
Atlassian, Class A  (1) 2,102 426
AutoZone  (1) 136 344
AvalonBay Communities, REIT  4,909 860
Avery Dennison  332 56

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Baker Hughes  1,800 50
Ball  3,064 151
Bank of America  143,481 5,171
Becton Dickinson & Company  24,539 5,790
Best Buy  6,462 442
Bill.com Holdings  (1) 2,488 332
Block  (1) 3,239 195
Booking Holdings  (1) 189 353
Booz Allen Hamilton Holding  2,408 262
Broadcom  4,370 2,054
Burlington Stores  (1) 3,061 438
Cactus, Class A  1,474 76
Camden Property Trust, REIT  1,754 203
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179  (1)(4)(5) 105 100
Carvana  (1) 5,458 74
Caterpillar  376 81
CCC Intelligent Solutions Holdings  (1) 15,579 145
Centene  (1) 35,995 3,064
Ceridian HCM Holding  (1) 4,463 295
CF Industries Holdings  3,171 337
ChampionX  2,375 68
Charles Schwab  27,248 2,171
Cheniere Energy  3,076 543
Chevron  14,909 2,697
Chipotle Mexican Grill  (1) 896 1,342
Chubb  30,739 6,605
Cigna  2,019 652
Cintas  272 116
CME Group  3,469 601
CMS Energy  569 32
Coca-Cola  29,223 1,749
Confluent, Class A  (1) 2,706 73
ConocoPhillips  4,588 578
Corebridge Financial  19,060 432
Crowdstrike Holdings, Class A  (1) 737 119
Crown Castle, REIT  1,357 181
Crown Holdings  722 50
CSX  42,130 1,224
CubeSmart, REIT  7,013 294
Cummins  450 110
Danaher  10,764 2,709
Darling Ingredients  (1) 1,929 151
Datadog, Class A  (1) 1,467 118
Deere  444 176
Devon Energy  3,994 309
Dollar General  7,648 1,951

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Dominion Energy  39,169 2,741
DoorDash, Class A  (1) 2,390 104
Douglas Emmett, REIT  5,847 103
DTE Energy  8,004 897
EastGroup Properties, REIT  981 154
Eaton  14,505 2,177
Element Solutions  2,896 50
Elevance Health  13,432 7,344
Eli Lilly  9,284 3,362
Entegris  337 27
EOG Resources  8,628 1,178
EPAM Systems  (1) 13 5
Equinix, REIT  995 564
Equitrans Midstream  7,010 59
Equity LifeStyle Properties, REIT  7,552 483
Equity Residential, REIT  5,076 320
Essex Property Trust, REIT  1,128 251
Exelon  24,359 940
Extra Space Storage, REIT  324 57
Exxon Mobil  60,285 6,680
Federal Realty Investment Trust, REIT  272 27
Fifth Third Bancorp  10,381 370
FirstEnergy  17,345 654
Fiserv  (1) 28,516 2,930
Floor & Decor Holdings, Class A  (1) 2,105 154
FMC  7,647 909
Fortinet  (1) 2,652 152
General Electric  42,062 3,273
Goldman Sachs Group  5,787 1,994
Gusto, Acquisition Date: 10/4/21, Cost $24  (1)(4)(5) 826 16
Halliburton  1,805 66
Hartford Financial Services Group  16,397 1,187
HashiCorp, Class A  (1) 747 23
HCA Healthcare  8,290 1,803
Hess  7,413 1,046
Hilton Worldwide Holdings  1,402 190
Home Depot  4,054 1,201
Honeywell International  6,528 1,332
Host Hotels & Resorts, REIT  3,317 63
Howard Hughes  (1) 488 30
Hubbell  5,916 1,405
Humana  3,112 1,737
International Flavors & Fragrances  1,328 130
International Paper  1,945 65
Intuit  3,906 1,670
Intuitive Surgical  (1) 6,592 1,625

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Johnson & Johnson  27,703 4,819
JPMorgan Chase  20,775 2,615
Karuna Therapeutics  (1) 942 207
Keurig Dr Pepper  68,952 2,678
Kilroy Realty, REIT  2,330 100
Kimberly-Clark  2,312 288
Kimco Realty, REIT  2,663 57
Kinder Morgan  45,247 820
KLA  6,940 2,196
Kosmos Energy  (1) 3,344 22
Kraft Heinz  35,425 1,363
L3Harris Technologies  12,280 3,027
Lam Research  1,545 625
Liberty Energy  (1) 2,427 41
Liberty Media-Liberty Formula One, Class C  (1) 11,668 674
Linde (EUR)  951 284
Linde  2,805 834
Live Nation Entertainment  (1) 4,907 391
Lululemon Athletica  (1) 3,000 987
Magnolia Oil & Gas, Class A  3,787 97
Marriott International, Class A  5,416 867
Marsh & McLennan  1,885 304
Martin Marietta Materials  379 127
Marvell Technology  5,307 211
Mastercard, Class A  5,628 1,847
McDonald's  9,195 2,507
Meta Platforms, Class A  (1) 11,415 1,063
MetLife  32,040 2,346
Micron Technology  492 27
Microsoft  45,975 10,672
Middleby  (1) 5,171 723
Moderna  (1) 3,833 576
Molina Healthcare  (1) 3,116 1,118
Mondelez International, Class A  30,476 1,874
MongoDB  (1) 1,295 237
Monolithic Power Systems  729 247
Monster Beverage  (1) 1,503 141
Motorola Solutions  2,414 603
MSCI  207 97
Netflix  (1) 4,956 1,447
Newmont  2,533 107
NextEra Energy  414 32
NIKE, Class B  4,619 428
NiSource  7,663 197
Norfolk Southern  2,040 465
Northrop Grumman  3,633 1,995

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nucor  2,484 326
NVIDIA  10,948 1,478
NXP Semiconductors  3,513 513
Old Dominion Freight Line  683 188
Opendoor Technologies, Class A  (1) 13,392 35
O'Reilly Automotive  (1) 385 322
Packaging Corp. of America  1,041 125
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81  (1)(4)(5) 21,572 14
Paycom Software  (1) 196 68
PayPal Holdings  (1) 2,010 168
Pebblebrook Hotel Trust, REIT  6,568 105
PerkinElmer  4,064 543
Philip Morris International  42,585 3,911
Pinterest, Class A  (1) 15,143 373
Pioneer Natural Resources  1,107 284
Planet Fitness, Class A  (1) 4,159 272
Procter & Gamble  16,485 2,220
Progressive  19,457 2,498
Prologis, REIT  23,675 2,622
Public Storage, REIT  1,873 580
QUALCOMM  6,171 726
Quanta Services  488 69
Rayonier, REIT  3,813 128
Regency Centers, REIT  4,788 290
Regeneron Pharmaceuticals  (1) 1,118 837
Reliance Steel & Aluminum  2,411 486
Republic Services  5,752 763
Rexford Industrial Realty, REIT  5,233 289
Rivian Automotive, Class A  (1) 3,125 109
Roper Technologies  2,778 1,152
Ross Stores  10,745 1,028
Royal Gold  284 27
RPM International  1,386 131
S&P Global  1,219 392
Saia  (1) 1,504 299
Salesforce  (1) 4,755 773
SBA Communications, REIT  1,126 304
Sempra Energy  9,412 1,421
ServiceNow  (1) 3,495 1,470
Sherwin-Williams  5,396 1,214
Shoals Technologies Group, Class A  (1) 2,503 58
Simon Property Group, REIT  3,758 410
SL Green Realty, REIT  1,515 60
Snowflake, Class A  (1) 1,923 308
Southern  65,451 4,286
Steel Dynamics  3,680 346

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stryker  2,487 570
Synopsys  (1) 3,617 1,058
T-Mobile U.S.  (1) 17,821 2,701
TechnipFMC  (1) 15,420 163
Teleflex  445 95
Terreno Realty, REIT  4,086 233
Tesla  (1) 14,469 3,292
Texas Instruments  10,724 1,723
Thermo Fisher Scientific  6,377 3,278
TJX  11,151 804
TransUnion  1,454 86
Travelers  15,797 2,914
Union Pacific  280 55
UnitedHealth Group  12,254 6,803
Valero Energy  2,548 320
Veeva Systems, Class A  (1) 4,865 817
Ventas, REIT  4,131 162
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4  (1)(4)(5) 1 15
VeriSign  (1) 3,586 719
Visa, Class A  25,589 5,301
Vulcan Materials  1,067 175
Walmart  17,901 2,548
Walt Disney  (1) 15,437 1,645
Waste Connections  1,460 193
WEC Energy Group  955 87
Wells Fargo  91,031 4,187
Welltower, REIT  4,265 260
West Pharmaceutical Services  3,370 775
Western Alliance Bancorp  8,336 560
Westrock  1,082 37
Weyerhaeuser, REIT  24,662 763
Wix.com  (1) 1,504 126
Workiva  (1) 3,191 248
Xcel Energy  6,535 425
Yum! Brands  6,431 760
Zoetis  6,488 978
266,369
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97  (1)(4)(5) 2,160 147
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42  (1)(4)(5) 618 42
Canva, Series A, Acquisition Date: 11/4/21, Cost $7  (1)(4)(5) 4 4

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52  (1)(4)(5) 6,404 42
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21  (1)(4)
(5) 348 16
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68  (1)(4)
(5) 927 43
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3  (1)(4)(5) 163 10
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33  (1)(4)(5) 1,103 21
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15  (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144  (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71  (1)(4)(5) 2,594 71
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37  (1)
(4)(5) 2,783 38
NextEra Energy, 5.279%, 3/1/23  2,378 118
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155  (1)(4)(5) 16,193 69
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79  (1)(4)(5) 1,666 130
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2  (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3  (1)(4)(5) 3,239 4
Treeline, Series A, Acquisition Date: 9/26/22, Cost $12  (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16  (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143  (1)(4)(5) 1,669 153
1,117
Corporate Bonds 2.5%
AbbVie, 2.95%, 11/21/26  145,000 132
AbbVie, 4.50%, 5/14/35  30,000 27
AbbVie, 4.70%, 5/14/45  95,000 79
AHS Hospital, 5.024%, 7/1/45  20,000 18
Air Lease, 2.20%, 1/15/27  85,000 71
Ally Financial, 2.20%, 11/2/28  270,000 207
Altria Group, 2.35%, 5/6/25  40,000 37
Amazon.com, 2.80%, 8/22/24  50,000 48
Amazon.com, 3.875%, 8/22/37  150,000 127
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  20,151 17
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  159,919 132
American Honda Finance, 0.75%, 8/9/24  260,000 241
American Tower, 1.45%, 9/15/26  355,000 299
Amphenol, 2.20%, 9/15/31  105,000 80

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Aon, 2.20%, 11/15/22  195,000 195
Aon, 3.875%, 12/15/25  25,000 24
Appalachian Power, 4.45%, 6/1/45  40,000 31
Apple, 3.20%, 5/11/27  300,000 282
AT&T, 2.75%, 6/1/31  215,000 172
Autodesk, 2.40%, 12/15/31  385,000 298
AutoZone, 3.125%, 4/21/26  170,000 158
AutoZone, 3.75%, 6/1/27  70,000 65
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 223
Bank of America, 3.50%, 4/19/26  400,000 374
Bank of America, 4.45%, 3/3/26  50,000 48
Bank of America, VR, 3.55%, 3/5/24  (6) 100,000 99
Bank of America, VR, 4.244%, 4/24/38  (6) 120,000 97
Banner Health, 1.897%, 1/1/31  65,000 50
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 96
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 170
Berkshire Hathaway, 2.75%, 3/15/23  35,000 35
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 22
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
BP Capital Markets America, 1.749%, 8/10/30  180,000 140
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (3) 100,000 86
Bristol-Myers Squibb, 2.90%, 7/26/24  163,000 157
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 22
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 66
Cameron LNG, 2.902%, 7/15/31  (3) 40,000 32
Cameron LNG, 3.701%, 1/15/39  (3) 30,000 22
Capital One Financial, 3.20%, 1/30/23  230,000 229
Cardinal Health, 3.41%, 6/15/27  125,000 115
Cardinal Health, 3.75%, 9/15/25  80,000 76
Carvana, 10.25%, 5/1/30  (3) 149,000 89
Centra Health, 4.70%, 1/1/48  385,000 310
Charter Communications Operating, 4.908%, 7/23/25  50,000 49
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 246
Cigna, 3.25%, 4/15/25  250,000 238
Cigna, 3.75%, 7/15/23  63,000 62
Citigroup, 4.45%, 9/29/27  70,000 65
Citigroup, VR, 3.887%, 1/10/28  (6) 315,000 288
Citigroup, VR, 4.075%, 4/23/29  (6) 100,000 90
CMS Energy, 4.875%, 3/1/44  25,000 21
CNO Global Funding, 2.65%, 1/6/29  (3) 315,000 259
CommonSpirit Health, 2.76%, 10/1/24  95,000 90
CommonSpirit Health, 2.782%, 10/1/30  50,000 39
CommonSpirit Health, 2.95%, 11/1/22  25,000 25
Corebridge Financial, 4.40%, 4/5/52  (3) 375,000 274
Crown Castle, 2.10%, 4/1/31  250,000 186

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Crown Castle, 3.70%, 6/15/26  40,000 37
Crown Castle, 4.75%, 5/15/47  30,000 24
CVS Health, 2.70%, 8/21/40  40,000 26
DCP Midstream Operating, 3.875%, 3/15/23  25,000 25
Delta Air Lines, 3.80%, 4/19/23  17,000 17
Discover Financial Services, 3.75%, 3/4/25  15,000 14
Discover Financial Services, 3.85%, 11/21/22  95,000 95
Eaton Vance, 3.625%, 6/15/23  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 122
Elevance Health, 4.65%, 1/15/43  20,000 17
Energy Transfer, 5.25%, 4/15/29  120,000 112
Equifax, 5.10%, 12/15/27  145,000 140
Equitable Holdings, 3.90%, 4/20/23  29,000 29
Essex Portfolio, 2.65%, 3/15/32  135,000 102
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 13
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 64
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 67
FirstEnergy Transmission, 4.35%, 1/15/25  (3) 65,000 63
Fiserv, 3.20%, 7/1/26  100,000 92
Florida Gas Transmission, 4.35%, 7/15/25  (3) 215,000 207
General Motors, 4.00%, 4/1/25  55,000 53
General Motors Financial, 2.40%, 4/10/28  305,000 247
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 12
Goldman Sachs Group, 3.50%, 1/23/25  300,000 287
Goldman Sachs Group, 3.85%, 1/26/27  115,000 106
Goldman Sachs Group, 5.15%, 5/22/45  15,000 12
Goldman Sachs Group, 6.75%, 10/1/37  10,000 10
Goldman Sachs Group, VR, 2.615%, 4/22/32  (6) 200,000 153
Goldman Sachs Group, VR, 2.908%, 7/21/42  (6) 130,000 81
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 120
Hasbro, 3.00%, 11/19/24  150,000 142
Hasbro, 3.55%, 11/19/26  420,000 384
HCA, 4.125%, 6/15/29  235,000 207
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 26
Healthpeak Properties, 2.125%, 12/1/28  80,000 64
Healthpeak Properties, 2.875%, 1/15/31  45,000 36
High Street Funding Trust I, 4.111%, 2/15/28  (3) 100,000 91
Honeywell International, 1.10%, 3/1/27  275,000 236
Hyundai Capital America, 1.30%, 1/8/26  (3) 145,000 123
Hyundai Capital America, 1.65%, 9/17/26  (3) 180,000 149
Hyundai Capital America, 1.80%, 10/15/25  (3) 55,000 48
Hyundai Capital America, 2.00%, 6/15/28  (3) 235,000 183
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 111
Intercontinental Exchange, 3.75%, 12/1/25  75,000 72
Jackson Financial, 1.125%, 11/22/23  270,000 258
JPMorgan Chase, 3.375%, 5/1/23  410,000 407

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase, VR, 1.578%, 4/22/27  (6) 235,000 201
JPMorgan Chase, VR, 3.559%, 4/23/24  (6) 125,000 124
JPMorgan Chase, VR, 3.882%, 7/24/38  (6) 160,000 124
Kansas City Southern, 2.875%, 11/15/29  55,000 47
Kansas City Southern, 3.50%, 5/1/50  155,000 104
Kansas City Southern, 4.30%, 5/15/43  25,000 19
Kentucky Utilities, 4.375%, 10/1/45  65,000 52
KeyCorp, 2.25%, 4/6/27  90,000 78
Keysight Technologies, 4.55%, 10/30/24  230,000 225
Kilroy Realty, 3.45%, 12/15/24  40,000 38
Kilroy Realty, 4.25%, 8/15/29  25,000 22
Kilroy Realty, 4.375%, 10/1/25  15,000 14
L3Harris Technologies, 4.854%, 4/27/35  50,000 44
Liberty Mutual Group, 4.25%, 6/15/23  (3) 10,000 10
Liberty Mutual Group, 4.85%, 8/1/44  (3) 20,000 16
Life Storage, 4.00%, 6/15/29  145,000 126
LYB International Finance II, 3.50%, 3/2/27  300,000 272
M&T Bank, 3.55%, 7/26/23  345,000 341
Marriott International, Series AA, 4.65%, 12/1/28  285,000 264
Marsh & McLennan, 3.30%, 3/14/23  10,000 10
Marsh & McLennan, 3.50%, 6/3/24  115,000 112
McDonald's, 1.45%, 9/1/25  65,000 59
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 84
Met Tower Global Funding, 1.25%, 9/14/26  (3) 245,000 210
Micron Technology, 4.185%, 2/15/27  31,000 29
Microsoft, 2.921%, 3/17/52  90,000 61
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (3) 110,000 101
Mississippi Power, 3.95%, 3/30/28  170,000 154
Moody's, 2.00%, 8/19/31  335,000 253
Morgan Stanley, 3.125%, 1/23/23  485,000 483
Morgan Stanley, 4.10%, 5/22/23  200,000 199
Morgan Stanley, 4.30%, 1/27/45  45,000 34
Morgan Stanley, VR, 3.971%, 7/22/38  (6) 135,000 107
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 246
NiSource, 3.49%, 5/15/27  215,000 196
NiSource, 3.95%, 3/30/48  105,000 75
Northern Trust, 3.95%, 10/30/25  25,000 24
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 86
Nucor, 2.70%, 6/1/30  70,000 57
Nucor, 3.95%, 5/1/28  130,000 119
Omnicom Group, 3.60%, 4/15/26  50,000 47
Omnicom Group, 3.65%, 11/1/24  50,000 48
Oracle, 2.40%, 9/15/23  300,000 293
O'Reilly Automotive, 3.60%, 9/1/27  145,000 134
PACCAR Financial, 0.90%, 11/8/24  415,000 383
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 103

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 328
PerkinElmer, 1.90%, 9/15/28  230,000 184
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 186
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 70
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 21
Pricoa Global Funding I, 3.45%, 9/1/23  (3) 270,000 266
Principal Financial Group, 2.125%, 6/15/30  160,000 124
Principal Financial Group, 3.40%, 5/15/25  35,000 33
Protective Life Global Funding, 1.082%, 6/9/23  (3) 205,000 200
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 25
Public Storage, 1.95%, 11/9/28  150,000 124
QUALCOMM, 3.25%, 5/20/27  107,000 99
QVC, 4.85%, 4/1/24  20,000 19
Realty Income, 2.20%, 6/15/28  70,000 58
Regency Centers, 4.125%, 3/15/28  35,000 32
Republic Services, 2.375%, 3/15/33  355,000 272
Republic Services, 3.375%, 11/15/27  230,000 209
Rockwell Automation, 1.75%, 8/15/31  330,000 250
Roper Technologies, 2.95%, 9/15/29  60,000 50
Roper Technologies, 3.80%, 12/15/26  50,000 47
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 46
Santander Holdings USA, VR, 2.49%, 1/6/28  (6) 135,000 112
SBA Tower Trust, 2.836%, 1/15/25  (3) 250,000 232
Sempra Energy, 3.30%, 4/1/25  185,000 175
ServiceNow, 1.40%, 9/1/30  235,000 174
Simon Property Group, 2.65%, 2/1/32  340,000 258
Simon Property Group, 3.375%, 10/1/24  45,000 43
Spectra Energy Partners, 4.75%, 3/15/24  170,000 168
State Street, 3.10%, 5/15/23  25,000 25
Synchrony Financial, 4.25%, 8/15/24  375,000 362
Texas Instruments, 1.125%, 9/15/26  80,000 70
Texas Instruments, 1.375%, 3/12/25  45,000 42
Thermo Fisher Scientific, 2.80%, 10/15/41  140,000 96
Time Warner Cable, 6.55%, 5/1/37  13,000 12
Time Warner Cable, 6.75%, 6/15/39  13,000 11
TJX, 1.60%, 5/15/31  55,000 41
Trinity Health, 4.125%, 12/1/45  25,000 20
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  3,040 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  279,144 215
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 21
Verizon Communications, 2.625%, 8/15/26  230,000 209
Visa, 4.15%, 12/14/35  90,000 81

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vistra Operations, 3.55%, 7/15/24  (3) 135,000 128
VMware, 1.40%, 8/15/26  350,000 299
Waste Connections, 2.20%, 1/15/32  155,000 119
Willis North America, 3.60%, 5/15/24  40,000 39
Willis North America, 4.50%, 9/15/28  160,000 147
WP Carey, 3.85%, 7/15/29  115,000 100
23,904
Equity Mutual Funds 10.1%
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (7) 2,926,228 27,945
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund - I
Class  (7) 2,948,653 55,376
T. Rowe Price U.S. Large-Cap Core Fund - I Class  (7) 440,603 13,271
96,592
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 222
California State Univ., Series B, 2.795%, 11/1/41  250,000 165
California, Build America, GO, 7.625%, 3/1/40  35,000 42
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 156
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46  150,000 101
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 289
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 14
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 17
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 143
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 18
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 114
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 14
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40  160,000 159
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 69
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  126,000 129
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 15
New York State Urban Dev., Series B, 2.59%, 3/15/35  305,000 224
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 19
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  25,000 24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 192
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  25,000 24
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 15
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 22
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 94
2,286
Non-U.S. Government Mortgage-Backed Securities 0.6%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (3) 85,046 64
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66  (3) 27,866 21
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (3) 69,615 54
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (3) 92,941 76
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 5.572%, 11/15/34  (3) 50,000 45
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (3) 150,000 114
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 4.416%, 10/15/23  (3) 225,000 208
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52  (3) 100,000 93
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 50
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 96
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (3) 66,364 54
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 4.712%, 11/15/37  (3) 137,619 132
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 5.062%, 11/15/37  (3) 155,313 149
COLT Mortgage Loan Trust, Series 2021-6, Class A1, CMO,
ARM, 1.907%, 12/25/66  (3) 222,271 185
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 38
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 57
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 95
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 4.686%, 11/25/29  80,103 79

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 3.897%, 11/25/41  (3) 45,781 45
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 3.997%, 12/25/41  (3) 37,801 37
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59  (3) 21,640 20
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 4.793%, 7/15/38  (3) 97,619 93
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (3) 165,000 152
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (3) 7,699 7
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59  (3) 58,543 56
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40  (3) 100,000 72
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 5.045%, 12/15/36  (3) 70,000 67
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  175,000 170
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 60
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class
A8, CMO, ARM, 2.50%, 10/25/51  (3) 189,337 161
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 61
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  43,406 41
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39  (3) 100,000 82
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (3) 39,654 36
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (3) 46,959 42
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 3.914%, 8/25/50  (3) 10,119 9
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (3) 17,989 16
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 4.513%, 4/15/38  (3) 255,000 242
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 4.912%, 5/15/38  (3) 110,000 102
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62  (3) 33,787 32

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46  20,000 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 80
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 144
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 22
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36  (3) 130,000 109
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 5.001%, 4/15/32  (3) 100,000 93
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59  (3) 43,015 38
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52  (3) 142,121 111
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M USD LIBOR + 1.995%, 5.408%, 11/15/38  (3) 295,000 270
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 4.686%, 10/25/59  (3) 13,501 13
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.203%, 12/25/49  (3) 191,904 148
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48  (3) 7,514 7
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 4.912%, 5/15/38  (3) 110,000 100
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (3) 3,564 3
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55  (3) 29,688 27
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65  (3) 38,385 35
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 3.797%, 8/25/33  (3) 15,530 15
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 5.097%, 10/25/33  (3) 60,000 57
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 4.497%, 10/25/41  (3) 100,000 92
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 3.847%, 11/25/41  (3) 160,240 155
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 3.697%, 8/25/33  (3) 19,621 19

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 4.997%, 4/25/42  (3) 155,898 153
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 5.097%, 3/25/42  (3) 130,900 130
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57  (3) 31,424 30
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (3) 22,443 22
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (3) 20,555 19
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59  (3) 46,376 44
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (3) 42,516 33
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (3) 249,599 200
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 39
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 94
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 71
Wells Fargo Mortgage Backed Securities Trust, Series 2021-
RR1, Class A1, CMO, ARM, 2.50%, 12/25/50  (3) 89,851 70
5,776
Private Investment Companies 8.2%
Blackstone Partners Offshore Fund, Series E1  (4) 35,804 77,741
77,741
U.S. Government & Agency Mortgage-Backed
Securities 0.0%
Federal Home Loan Mortgage
2.777%, 4/25/23  3 3
2.952%, 2/25/27  24 23
26
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.2%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,092
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 527
U.S. Treasury Bonds, 1.75%, 8/15/41  (9) 1,510,000 985
U.S. Treasury Bonds, 1.875%, 2/15/41  2,530,000 1,710
U.S. Treasury Bonds, 1.875%, 2/15/51  (9) 3,590,000 2,198
U.S. Treasury Bonds, 2.00%, 2/15/50  (9) 2,490,000 1,583
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 230
U.S. Treasury Bonds, 2.25%, 2/15/52  (9) 1,545,000 1,036
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 104

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 50
U.S. Treasury Bonds, 2.75%, 8/15/47  (9)(10) 5,915,000 4,435
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 439
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 312
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 342
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 173
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 584
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 119
U.S. Treasury Bonds, 3.00%, 8/15/52  1,100,000 881
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 240
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 493
U.S. Treasury Bonds, 3.375%, 8/15/42  750,000 647
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 545
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  118,308 76
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  210,445 135
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  263,806 176
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  617,048 487
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  652,607 537
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  234,221 188
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  316,115 264
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  372,319 306
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  158,892 131
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  155,292 142
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  3,055,809 2,977
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  985,486 956
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  2,555,335 2,450
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  460,689 440
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  1,007,371 950
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,443,157 1,364
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  30,348 29
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  4,022,237 3,753
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  321,516 288
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,124,539 1,003
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  398,209 352
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  61,550 54
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  750,038 655
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  41,139 40
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  498,570 455
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  354,690 343
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  3,400,165 3,214
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  232,585 220
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  2,881,917 2,778
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,124,445 1,030
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  890,531 892
U.S. Treasury Notes, 0.125%, 5/31/23  (9) 1,535,000 1,495
U.S. Treasury Notes, 0.25%, 6/15/23  105,000 102

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 0.25%, 5/31/25  (9)(10) 4,965,000 4,459
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 324
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 100
U.S. Treasury Notes, 0.875%, 6/30/26  1,710,000 1,508
U.S. Treasury Notes, 1.25%, 8/15/31  (9)(10) 2,145,000 1,706
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 810
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,461
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 304
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 499
59,178
Total United States (Cost
$668,975
)
686,811
URUGUAY 0.0%
Common Stocks 0.0%
Dlocal (USD)  (1) 486 11
Total Uruguay (Cost
$13
)
11
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam  (1) 10,200 31
Asia Commercial Bank  (1) 165,193 158
Bank for Foreign Trade of Vietnam  56,732 168
FPT  99,232 320
FPT Digital Retail  7,000 23
Khang Dien House Trading & Investment  (1) 40,540 37
Military Commercial Joint Stock Bank  (1) 255,950 194
Mobile World Investment  82,200 188
Nam Long Investment  43,366 40
Phu Nhuan Jewelry  47,600 204
Saigon Beer Alcohol Beverage  14,000 104
Vietnam Dairy Products  47,800 151
Vietnam Engine & Agricultural Machinery  80,100 126
Vietnam Technological & Commercial Joint Stock Bank  (1) 40,000 42
Total Vietnam (Cost
$1,917
)
1,786
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Treasury Reserve Fund, 3.18%  (7)(11) 26,870,204 26,870
Total Short-Term Investments (Cost $26,870) 26,870

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.21%  (7)(11) 3,150,749 3,151
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,151
Total Securities Lending Collateral (Cost $3,151) 3,151
Total Investments in Securities
100.4% of Net Assets
(Cost $947,225) $ 958,209
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2022.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,437 and represents 1.8% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,521 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) All or a portion of this security is pledged to cover or as collateral for written call options at October 31, 2022.
(10) At October 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
12/16/22 @ $73.00 2,469 18,130 (354)
S&P 500 Index, Call, 12/16/22 @ $3,875.00 119 46,077 (1,663)
Total Options Written (Premiums $(2,081)) $ (2,017)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/30/22 USD 7,856 GBP 6,786 $ 67
Deutsche Bank 11/30/22 USD 15,011 EUR 14,956 200
Deutsche Bank 11/30/22 USD 96 NZD 165 —
Goldman Sachs 11/30/22 USD 293 ILS 1,029 2
JPMorgan Chase 11/30/22 HKD 1,337 USD 170 —
JPMorgan Chase 11/30/22 NZD 6 USD 3 —
JPMorgan Chase 11/30/22 SGD 16 USD 11 —
JPMorgan Chase 11/30/22 USD 94 AUD 147 —
JPMorgan Chase 11/30/22 USD 5,366 CHF 5,300 56
JPMorgan Chase 11/30/22 USD 1,411 DKK 10,464 19
JPMorgan Chase 11/30/22 USD 1,216 EUR 1,228 —
JPMorgan Chase 11/30/22 USD 88 GBP 76 —
JPMorgan Chase 11/30/22 USD 3 ILS 10 —
JPMorgan Chase 11/30/22 USD 110 JPY 16,344 —
JPMorgan Chase 11/30/22 USD 22 NOK 231 —
JPMorgan Chase 11/30/22 USD 128 SEK 1,415 —
Morgan Stanley 11/30/22 USD 399 NOK 4,104 4
Morgan Stanley 11/30/22 USD 1,656 SEK 18,069 16
RBC Dominion Securities 11/30/22 USD 1,407 HKD 11,038 —
State Street 11/30/22 USD 3,955 AUD 6,126 33
State Street 11/30/22 USD 686 SGD 967 3
Westpac 11/30/22 USD 11,089 JPY 1,621,040 150
Net unrealized gain (loss) on open forward
currency exchange contracts $ 550

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 12/22 (5,794) $ 273
Long, 67 S&P 500 E-Mini Index contracts 12/22 13,008 160
Long, 29 U.S. Treasury Long Bond contracts 12/22 3,494 (446)
Long, 52 U.S. Treasury Notes five year contracts 12/22 5,543 (184)
Long, 12 U.S. Treasury Notes ten year contracts 12/22 1,327 (39)
Long, 11 U.S. Treasury Notes two year contracts 12/22 2,248 (37)
Long, 3 Ultra U.S. Treasury Bonds contracts 12/22 383 (43)
Short, 13 Ultra U.S. Treasury Notes ten year contracts 12/22 (1,508) 124
Net payments (receipts) of variation margin to date (10)
Variation margin receivable (payable) on open futures contracts $ (202)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.79%  $ 526 $ (53) $ 601
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 7.97%  — (7,367) 1,337
T. Rowe Price Institutional Emerging Markets
Bond Fund, 7.62%  — (13,862) 1,969
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 7.05%  (640) (921) 1,020
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.54%  (317) (4,203) 1,409
T. Rowe Price International Bond Fund - I Class,
2.97%  (1,026) (9,556) 648
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.79%  5 (916) 121
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  671 (3,426) 140
T. Rowe Price QM U.S. Small & Mid-Cap Core
Equity Fund - I Class  — (2,624) —
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — (479) —
T. Rowe Price Treasury Reserve Fund, 3.18% — — 300
T. Rowe Price Government Reserve Fund, 3.21% — — — ++
T. Rowe Price Short-Term Fund — — — ++
Affiliates not held at period end 30 437 213
Totals $ (751) # $ (42,970) $ 7,758 +

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.79%  $ 27,939 $ 2,960 $ 9,933 $ 20,913
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 7.97%  — 29,895 — 22,528
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - Investor Class, 7.54%  28,100 — 28,924 —
T. Rowe Price Institutional
Emerging Markets Bond Fund,
7.62%  45,174 4,452 — 35,764
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 7.05%  21,460 3,894 8,240 16,193
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.54%  26,867 1,410 2,267 21,807
T. Rowe Price International
Bond Fund - I Class, 2.97%  37,773 3,129 5,231 26,115
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.79%  6,236 1,197 573 5,944
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  30,060 1,311 — 27,945
T. Rowe Price QM U.S. Small
& Mid-Cap Core Equity Fund - I
Class  — 58,000 — 55,376
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 13,750 — 13,271
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 4.11%  46,184 287 46,084 —
T. Rowe Price Treasury Reserve
Fund, 3.18% 69,784 ¤ ¤ 26,870
T. Rowe Price Government
Reserve Fund, 3.21% — ¤ ¤ 3,151
T. Rowe Price Short-Term Fund 4,373 ¤ ¤ —
Total $ 275,877 ^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1,504 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $7,758 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $320,595.

T. ROWE PRICE Global Allocation Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $947,225) $ 958,209
Receivable for investment securities sold 8,282
Foreign currency (cost $1,335) 1,334
Interest and dividends receivable 1,120
Receivable for shares sold 869
Unrealized gain on forward currency exchange contracts 550
Cash 8
Other assets 2,840
Total assets 973,212
Liabilities
Payable for investment securities purchased 8,658
Obligation to return securities lending collateral 3,151
Options written (premiums $2,081) 2,017
Payable for shares redeemed 815
Investment management fees payable 428
Variation margin payable on futures contracts 202
Due to affiliates 15
Other liabilities 3,300
Total liabilities 18,586
NET ASSETS $ 954,626

T. ROWE PRICE Global Allocation Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (12,269)
Paid-in capital applicable to 74,347,417 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 966,895
NET ASSETS $ 954,626
NET ASSET VALUE PER SHARE
Investor Class
($708,364,423 / 55,222,720 shares outstanding) $ 12.83
Advisor Class
($4,457,043 / 350,553 shares outstanding) $ 12.71
I Class
($241,804,400 / 18,774,144 shares outstanding) $ 12.88

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
    Interest $ 11,834
Dividend (net of foreign taxes of $704) 11,358
Securities lending 36
Total income 23,228
Expenses
Investment management 7,503
Shareholder servicing
Investor Class $ 968
Advisor Class 10
I Class 25 1,003
Rule 12b-1 fees
Advisor Class 14
Prospectus and shareholder reports
Investor Class 78
Advisor Class 1
I Class 6 85
Custody and accounting 333
Registration 125
Legal and audit 95
Directors 3
Miscellaneous 30
Waived / paid by Price Associates (1,501)
Total expenses 7,690
Net investment income 15,538

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $47) (6,992)
Futures (8,007)
Swaps (51)
Options written 3,687
Forward currency exchange contracts 9,856
Foreign currency transactions (254)
Capital gain distributions from mutual funds 1,504
Net realized loss (257)
Change in net unrealized gain / loss
Securities (227,670)
Futures (2,607)
Swaps (2)
Options written 140
Forward currency exchange contracts 375
Other assets and liabilities denominated in foreign currencies (63)
Change in net unrealized gain / loss (229,827)
Net realized and unrealized gain / loss (230,084)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (214,546)

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,538 $ 11,291
Net realized gain (loss) (257) 72,742
Change in net unrealized gain / loss (229,827) 119,190
Increase (decrease) in net assets from operations (214,546) 203,223
Distributions to shareholders
Net earnings
Investor Class (72,421) (8,712)
Advisor Class (451) (99)
I Class (13,897) (1,312)
Decrease in net assets from distributions (86,769) (10,123)
Capital share transactions
*
Shares sold
Investor Class 130,313 273,060
Advisor Class 1,109 4,150
I Class 140,314 74,770
Distributions reinvested
Investor Class 50,861 5,838
Advisor Class 446 99
I Class 13,847 1,286
Shares redeemed
Investor Class (269,231) (138,750)
Advisor Class (2,191) (9,684)
I Class (45,656) (13,971)
Increase in net assets from capital share transactions 19,812 196,798

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (281,503) 389,898
Beginning of period 1,236,129 846,231
End of period $ 954,626 $ 1,236,129
*Share information (000s)
Shares sold
Investor Class 8,898 17,126
Advisor Class 77 270
I Class 9,740 4,638
Distributions reinvested
Investor Class 3,322 386
Advisor Class 29 7
I Class 902 85
Shares redeemed
Investor Class (18,927) (8,576)
Advisor Class (157) (638)
I Class (3,280) (868)
Increase in shares outstanding 604 12,430

T. ROWE PRICE Global Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global
Allocation Fund–Advisor Class (Advisor Class) and the Global Allocation Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Global Allocation Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Allocation Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Global Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of

T. ROWE PRICE Global Allocation Fund

the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Global Allocation Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 109,368 $ — $ 109,368
Bond Mutual Funds 149,264 — — 149,264
Common Stocks 287,427 204,999 170 492,596
Convertible Preferred Stocks — 118 1,351 1,469
Equity Mutual Funds 96,592 — — 96,592
Preferred Stocks — 1,158 — 1,158
Private Investment Companies — — 77,741 77,741
Short-Term Investments 26,870 — — 26,870
Securities Lending Collateral 3,151 — — 3,151
Total Securities 563,304 315,643 79,262 958,209
Forward Currency Exchange
Contracts — 550 — 550
Futures Contracts* 557 — — 557
Total $ 563,861 $ 316,193 $ 79,262 $ 959,316
Liabilities
Options Written $ — $ 2,017 $ — $ 2,017
Forward Currency Exchange
Contracts — — — —
Futures Contracts* 749 — — 749
Total $ 749 $ 2,017 $ — $ 2,766
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2022, totaled $(840,000) for the year ended October 31, 2022. During the year, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
10/31/22
Investment in
Securities
Common Stocks $ 157 $ (2,495) $ 735 $ (63) $ 1,836 $ 170
Convertible Bonds 212 — — (212) — —
Convertible Preferred
Stocks 3,300 (1,594) 257 (612) — 1,351
Private Investment
Companies 91,035 2,206 — (15,500) — 77,741
Total $ 94,704 $ (1,883) $ 992 $ (16,387) $ 1,836 $ 79,262

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$170 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
certainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
6.0x
– 16.5x
14.7x Increase
Gross profit
growth rate
34% 34% Increase
Enterprise
value to sales
multiple
2.8x
– 12.6x
11.1x Increase
Sales growth
rate
29% 29% Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Enterprise
value to
EBITDA
multiple
10.1x 10.1x Increase

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,351 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.4x
– 26.0x
12.8x Increase
Gross profit
growth rate
25%
- 55%
38% Increase
Enterprise
value to sales
multiple
1.3x
– 18.8x
7.7x Increase
Sales growth
rate
0% - 63% 29% Increase
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Discount rate
for cost of
capital
20% 20% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 77,741 Rollforward of
Investee NAV
Estimated
return
1.08% 1.08% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2022, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Global Allocation Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 124
Foreign exchange derivatives Forwards 550
Equity derivatives Futures 433
*
Total $ 1,107
*
Liabilities
Interest rate derivatives Futures $ 749
Foreign exchange derivatives Forwards —†
Equity derivatives Options Written 2,017
Total $ 2,766
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
†
Amount represents less than $1,000.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 8 $ 250 $ (1,621) $ — $ — $ (1,363)
Foreign
exchange
derivatives — — — 9,856 — 9,856
Credit
derivatives — (774) — — (51) (825)
Equity
derivatives — 4,211 (6,386) — — (2,175)
Total $ 8 $ 3,687 $ (8,007) $ 9,856 $ (51) $ 5,493
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ 4 $ (446) $ — $ — $ (442)
Foreign
exchange
derivatives — — — 375 — 375
Credit
derivatives — 13 — — (2) 11
Equity
derivatives — 123 (2,161) — — (2,038)
Total $ — $ 140 $ (2,607) $ 375 $ (2) $ (2,094)
^ Options purchased are reported as securities.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 8 $ 250 $ (1,621) $ — $ — $ (1,363)
Foreign
exchange
derivatives — — — 9,856 — 9,856
Credit
derivatives — (774) — — (51) (825)
Equity
derivatives — 4,211 (6,386) — — (2,175)
Total $ 8 $ 3,687 $ (8,007) $ 9,856 $ (51) $ 5,493
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ 4 $ (446) $ — $ — $ (442)
Foreign
exchange
derivatives — — — 375 — 375
Credit
derivatives — 13 — — (2) 11
Equity
derivatives — 123 (2,161) — — (2,038)
Total $ — $ 140 $ (2,607) $ 375 $ (2) $ (2,094)
^ Options purchased are reported as securities.
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Global Allocation Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of October 31, 2022, securities valued at $969,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of October 31, 2022, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of October 31, 2022, securities valued at $17,232,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S.
dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms.
Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of
Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 4% and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the

T. ROWE PRICE Global Allocation Fund

future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
October 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 9% of net assets.
Options  The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium

T. ROWE PRICE Global Allocation Fund

received by the fund. During the year ended October 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6%
and 9% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess

T. ROWE PRICE Global Allocation Fund

the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.

T. ROWE PRICE Global Allocation Fund

Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not

T. ROWE PRICE Global Allocation Fund

transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of October 31, 2022, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral

T. ROWE PRICE Global Allocation Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$2,972,000; the value of cash collateral and related investments was $3,151,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $666,350,000 and $658,616,000, respectively, for the year ended October 31,
2022. Purchases and sales of U.S. government securities aggregated $94,365,000 and
$108,947,000, respectively, for the year ended October 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of net currency losses, the character of income on passive foreign investment companies and the character of distributions from the underlying funds.

T. ROWE PRICE Global Allocation Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and the realization of gains/losses
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 44,227 $ 10,123
Long-term capital gain 42,542 —
Total distributions $ 86,769 $ 10,123
($000s)
Cost of investments $ 984,326
Unrealized appreciation $ 125,897
Unrealized depreciation (154,099)
Net unrealized appreciation (depreciation) $ (28,202)
($000s)
Undistributed ordinary income $ 24,028
Net unrealized appreciation (depreciation) (28,202)
Loss carryforwards and deferrals (8,095)
Total distributable earnings (loss) $ (12,269)

T. ROWE PRICE Global Allocation Fund

on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE Global Allocation Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $65,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Advisor Class I Class
Expense limitation/I Class Limit 1.15% 0.05%
Expense limitation date 02/29/24 02/29/24
(Waived)/repaid during the period ($000s) $(2) $(38)

T. ROWE PRICE Global Allocation Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price Associates; $213,000 for T. Rowe Price Services, Inc.; and
$2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.

T. ROWE PRICE Global Allocation Fund

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended October 31, 2022, are as follows:
Total management fee waived was allocated ratably in the amounts of $1,134,000, $8,000 and $319,000 for the Investor Class, Advisor Class, and I Class, respectively, for the year ended October 31, 2022.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 119
T. Rowe Price Emerging Markets Local Currency Bond
Fund - I Class 0.64% 136
T. Rowe Price Emerging Markets Local Currency Bond
Fund - Investor Class 0.64% 11
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 280
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 120
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 122
T. Rowe Price International Bond Fund - I Class 0.48% 153
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.48% 30
T. Rowe Price Multi-Strategy Total Return Fund - I Class 0.99% 259
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity
Fund - I Class 0.63% 196
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.53% 12
T. Rowe Price Ultra Short-Term Bond Fund - I Class 0.16% 23
Total Management Fee Waived $ 1,461

T. ROWE PRICE Global Allocation Fund

As of October 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 15,533,328 shares of the Investor Class, representing 28% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2022, this reimbursement amounted to $17,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Allocation
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Allocation Fund, Inc. (the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October
31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, transfer agent, investment manager and brokers;
when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$32,924,000 from short-term capital gains
$42,542,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $9,440,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $3,284,000 of the fund's income qualifies for the dividends-
received deduction.

T. ROWE PRICE Global Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Allocation Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Global Allocation Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Allocation Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Global Allocation Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
David L. Clewell (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christina Dove (1988)
Vice President
Vice President, T. Rowe Price
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Allocation Fund

Name (Year of Birth)
Position Held With Global Allocation Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Robert Lovette Harlow, CAIA, CFA (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Sean P. McWilliams (1988)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401361
F154-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,766	$40,480
Audit-Related Fees	-	-
Tax Fees	1,431	5,751
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022